PARENT ENTITY FINANCIAL INFORMATION (Details Narrative) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Parent Entity Financial Information
Recognized impairment loss	$ 4,482,965	$ 3,782,537